NATURE OF BUSINESS AND ORGANIZATION	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
NATURE OF BUSINESS AND ORGANIZATION

NOTE 1. NATURE OF BUSINESS AND ORGANIZATION

Description of Business

OFA Group (the “OFA”) is a limited liability company established under the laws of the Cayman Islands on August 27, 2024. It is a holding company with no business operation.

OFA owns 100% equity interest of Office for Fine Architecture Limited f/k/a: Panesian Engineering Limited (the “OFA HK”), a limited liability company established in Hong Kong Special Administrative Region, China on January 31, 2013. OFA Financial, Inc. (the “OFA Financial”) was incorporated in the State of Delaware on June 11, 2025, and is 100% owned by OFA Group. OFA Financial HK Limited (the “HK Financial”) was incorporated in Hong Kong on September 10, 2025, and is 100% owned by OFA Financial, Inc.

OFA, through its wholly-owned subsidiary, OFA HK, (collectively, the “Company”), provides a wide range of service in Hong Kong, including interior design, fit out services, project management and application service. OFA HK provides design and fit out services for commercial and residential buildings. The design service includes both the consultation with its staff and the actual design work and the Company provides a specific conceptualized design with layout plans, detailed design drawings, advice relating to, among other things, budgetary consideration, optimal use of space, the materials, fittings, furniture, appliances and other items to be used with an aim to produce a preliminary design plan and quotation for clients’ considerations. Fit out works include installing protective materials to cover floors or walls, installing or constructing partition walls, windows and window frames and decorative fittings, furniture or fixtures, installing plumbing systems as well as installing switches, power outlets, telephone wiring, computer outlet covers and other electrical and wiring works. OFA HK is also focused on innovation, efficiency, and scalability, transitioning from a traditional project-based model to a subscription-based model for AI tools, real estate development and senior care infrastructure.

Reorganization

A reorganization of the corporate structure of the Company (the “Reorganization”) was completed on August 29, 2024. Prior to the Reorganization, OFA HK, the operating entity, was directly controlled by the R-Opus Inc., Consequently, OFA became the holding company of OFA HK on August 29, 2024. OFA and OFA HK resulting from Reorganization have always been under the common control of the same controlling shareholders before and after the Reorganization. The consolidation of these entities has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of any intra-entity transactions.

The accompanying unaudited condensed consolidated financial statements reflect the activities of OFA and the following:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Office For Fine Architecture Limited (OFA HK)	January 31, 2013	Hong Kong	100%	Providing design, fit out, project management and application services for commercial, residential and industrial properties, real estate development, senior care infrastructure.
OFA Financial, Inc. (OFA Financial)	June 11, 2025	Delaware, USA	100%	Empowering growth-stage and cross-border companies in their journey toward successful market entry and expansion in the United States.
OFA Financial HK Limited (HK Financial)	September 10, 2025	Hong Kong	100%	Activities of head offices; management and management consultancy activities.
OFA Asset Management, Inc.	November 18, 2025	Delaware, USA	100%

Holding and managing investment vehicles and special purpose entities focused on land development assets and digital assets; overseeing asset structuring, tokenization initiatives, and asset-level management.

Office for Fine Architecture, Inc.	September 4, 2025	California, USA	100%	Providing architectural design, planning, and consulting services for U.S.-based projects, including coordination with clients, contractors, and regulatory authorities.
Hearth Labs Inc.	November 18, 2025	Delaware, USA	100%

Providing technology infrastructure and software solutions for digital asset and real-world asset (RWA) platforms, including smart contract development, digital registries, and related data management and platform services.

OFA Sponsor LLC	July 3, 2025	Delaware, USA	100%	Acting as the sponsor of special purpose acquisition companies, including OFA Capital I Acquisition Corp., and providing formation, capitalization, and strategic oversight of such entities.
OFA Capital I Acquisition Corp.	August 1, 2025	Cayman Islands	100%

A blank check company (special purpose acquisition company, or SPAC) formed for the purpose of effecting a merger, share exchange, asset acquisition, or similar business combination with one or more businesses.

Guangzhou Zhiyi Consulting Services Co., Ltd.	October 22, 2025	People’s Republic of China (“PRC”)	100%	Providing financial advisory services, information consulting services and other consulting and planning services.

Initial Public Offering

On May 22, 2025, OFA Group (the “Company”) completed its initial public offering (the “IPO”) of 3,750,000 ordinary shares, par value $0.001 per share, at a public offering price of $4.00 per share, generating gross proceeds of $15 million, before deducting underwriting discounts and offering expenses. In connection with the IPO, the underwriters exercised their over-allotment option in full to purchase an additional 562,500 ordinary shares, par value $0.001 per share, at the public offering price of $4.00 per share. The over-allotment option exercise closed on June 5, 2025.

Prior to the completion of the IPO, deferred offering costs, which consisted primarily of accounting, legal and other professional fees directly attributable to the IPO, were capitalized within other current assets in the consolidated balance sheet. Upon the completion of the IPO, such deferred offering costs were reclassified to shareholders’ equity as a reduction of the IPO proceeds. Deferred offering costs associated with the IPO that had not yet been paid as of the reporting date were not material.

NOTE 1. NATURE OF BUSINESS AND ORGANIZATION

OFA Group (the “OFA”) is a limited liability company established under the laws of the Cayman Islands on August 27, 2024. It is a holding company with no business operation.

OFA owns 100% equity interest of Office for Fine Architecture Limited f/k/a: Panesian Engineering Limited (the “OFA HK”), a limited liability company established in Hong Kong Special Administrative Region, China on January 31, 2013.

OFA, through its wholly-owned subsidiary, OFA HK, (collectively, the “Company”), provides a wide rage of service in Hong Kong, including interior design, fit out services, project management and application service. OFA HK provides design and fit out services for commercial and residential buildings. The design service includes both the consultation with its staff and the actual design work and the Company provides a specific conceptualized design with layout plans, detailed design drawings, advice relating to, among other things, budgetary consideration, optimal use of space, the materials, fittings, furniture, appliances and other items to be used with an aim to produce a preliminary design plan and quotation for clients’ considerations. Fit out works include installing protective materials to cover floors or walls, installing or constructing partition walls, windows and window frames and decorative fittings, furniture or fixtures, installing plumbing systems as well as installing switches, power outlets, telephone wiring, computer outlet covers and other electrical and wiring works. OFA HK is also focused on innovation, efficiency, and scalability, transitioning from a traditional project-based model to a subscription-based model for AI tools, real estate development and senior care infrastructure.

Our headquarter office (OFA) is located in Los Angeles, USA, and our subsidiary’s facility (OFA HK) is based in Hong Kong, China (PRC).

Reorganization

A reorganization of the corporate structure of the Company (the “Reorganization”) was completed on August 29, 2024. Prior to the Reorganization, OFA HK, the operating entity, was directly controlled by the R-Opus Inc., Consequently, OFA became the holding company of OFA HK on August 29, 2024. OFA and OFA HK resulting from Reorganization have always been under the common control of the same controlling shareholders before and after the Reorganization. The consolidation of these entities has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of any intra-entity transactions.

Principals of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiary. All intercompany transactions and balances among the Company and its subsidiary have been eliminated upon consolidation.

The accompanying audited consolidated financial statements reflect the activities of OFA and the following entity:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Office for Fine Architecture Limited (OFA HK)	January 31, 2013	Hong Kong	100%	Providing design, fit out, project management and application services for commercia, residential and industrial properties, real estate development, senior care infrastructure